Prepayments and Other Current Assets, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other receivables from advertisers	¥ 878,754	$ 123,770	¥ 857,135
Advances to suppliers	139,772	19,686	137,419
Prepaid expenses	26,144	3,682	25,506
Inventories	40,573	5,715	16,695	[1]
Receivable from third-party payment platform	29,573	4,165	51,014
Convertible loans	10,465	1,474	10,093
Others	68,975	9,715	72,371
Impairment of prepayments and inventory	(108,003)	(15,212)	(102,145)
Allowance for credit losses	(113,126)	(15,933)	(99,943)
Total	¥ 973,127	$ 137,062	¥ 968,145

[1]	Inventories consist of materials and finished goods, as of December 31, 2022 and 2023, inventories net of impairment reserve were RMB4,283 and RMB28,042(US$3,950). For the years ended December 31, 2021, 2022 and 2023, the group recorded impairment reserve of RMB7,618, nil and RMB2,627(US$370) , respectively.